CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005
Ordinary shares, shares authorized	1,000,000,000
Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	254,844,582	66,539,000
Ordinary shares, shares outstanding	254,844,582	66,539,000
Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	96,634,529	262,197,451
Ordinary shares, shares outstanding	96,634,529	262,197,451
Parent Company [Member] | Class A Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	254,844,582	66,539,000
Ordinary shares, shares outstanding	254,844,582	66,539,000
Parent Company [Member] | Class B Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	96,634,529	262,197,451
Ordinary shares, shares outstanding	96,634,529	262,197,451